Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 1,599	$ 607	$ 415
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	517	405	514
Share-based compensation	216	133	88
Change in fair value of warrant liability	31	2
Amortization of discount on debt	39	3
Amortization of debt issuance costs	11	13	32
Net (gain) loss on sale of assets	(1,263)	(10)	(2)
(Gain) loss on extinguishment of debt		3	114
Results relating to equity-accounted investees	(9)	(8)	(58)
Changes in deferred taxes	(168)	1	(7)
Changes in operating assets and liabilities:
(Increase) decrease in receivables and other current assets	(78)	(111)	(37)
(Increase) decrease in inventories	82	(42)	(22)
Increase (decrease) in accounts payable and accrued liabilities	127	222	(68)
Decrease (increase) in other non-current assets	30	13	(18)
Exchange differences	193	246	(62)
Other items	3	(9)	2
Net cash provided by (used for) operating activities	1,330	1,468	891
Cash flows from investing activities:
Purchase of identified intangible assets	(12)	(36)	(35)
Capital expenditures on property, plant and equipment	(341)	(329)	(215)
Proceeds from disposals of property, plant and equipment	7	4	6
Proceeds from disposals of assets held for sale		6
Purchase of interests in businesses, net of cash acquired	(1,692)	(8)	(1)
Proceeds from sale of interests in businesses, net of cash divested	1,605	1	3
Proceeds from return of equity investment	1		4
Other	2	(25)	(2)
Net cash provided by (used for) investing activities	(430)	(387)	(240)
Cash flows from financing activities:
Net (repayments) borrowings of short-term debt	(2)	(17)	(11)
Amounts drawn under the revolving credit facility		800	530
Repayments under the revolving credit facility		(950)	(610)
Repurchase of long-term debt	(3,586)	(92)	(2,429)
Principal payments on long-term debt	(32)	(15)	(18)
Proceeds from the issuance of long-term debt	3,680	1,150	2,251
Cash paid for debt issuance costs	(32)	(16)	(23)
Proceeds from the sale of warrants		134
Cash paid for Notes hedge derivatives		(208)
Dividends paid to non-controlling interests	(51)	(50)	(48)
Purchase of non-controlling interest shares			(12)
Cash proceeds from exercise of stock options	51	145	177
Purchase of treasury shares	(475)	(1,435)	(405)
Hold-back payment on prior acquisitions	(2)
Net cash provided by (used for) financing activities	(449)	(554)	(598)
Effect of changes in exchange rates on cash positions	(22)	(12)
Increase (decrease) in cash and cash equivalents	429	515	53
Cash and cash equivalents at beginning of period	1,185	670	617
Cash and cash equivalents at end of period	$ 1,614	$ 1,185	$ 670